SHAREHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders Equity Deficit
SCHEDULE OF FAIR VALUE OF THE PUBLIC WARRANTS AND PRIVATE PLACEMENT WARRANTS

The fair value of the DAAQ Public Warrants and DAAQ Private Placement Warrants at issuance was estimated using the Black-Scholes option pricing model, with the following assumptions:

Risk-free interest rate	3.6%
Expected term (years)	2.52
Expected volatility	7.9%
Stock price on valuation date	$10.21
Exercise price	$11.50
Expected dividend	—%
Market pricing adjustment	15.0%